EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 8, 2015 (Accession No. 0001193125-15-178539), to the prospectus, dated March 1, 2015, for ClearBridge Special Investment Trust, a series of Legg Mason Global Asset Management Trust.